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                                                     --------------------------
                                                             OMB APPROVAL
                                                     --------------------------
                                                     OMB Number:      3235-0006
                                                     Expires: February 28, 1997
                        UNITED STATES                Estimated average burden
                 SECURITIES AND EXCHANGE COMMISSION  hours per response...24.60
                       Washington, D.C. 20549        --------------------------

                                                     --------------------------
                                                            SEC USE ONLY
                                                     --------------------------

                            FORM 13F
                                                     --------------------------

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended March 29, 2002
                                                       --------------

------------------------------------------------------------------------------
              (Please read instructions before preparing form.)
------------------------------------------------------------------------------

If amended report check here: [X]

Marshfield Associates
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Name of Institutional Investment Manager

21 Dupont Circle, NW Ste. 310 Washington, DC 20036
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Business Address        (Street)        (City)       (State)     (Zip)

Chris Niemczewski, Managing Director, (202) 828-6200
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


--------------------------------ATTENTION-------------------------------------

               INTENTIONAL MISSTATEMENTS OR OMMISSIONS OF FACTS
                   CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                  SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
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    The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

    Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Washington and State of DC on the 30 day of August, 2002.


                                  Marshfield Associates
                                  -------------------------------------------
                                  (Name of Institutional Investment Manager)


                                       /s/ Chris Niemczewski
                                  -------------------------------------------
                                  (Manual Signature of Person Duly Authorized
                                          to Submit This Report)




Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).


13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.



Name:                      13F File No.: Name:              13F File No.:
-------------------------- ------------- ------------------ --------------
1.                                       6.
-------------------------- ------------- ------------------ --------------
2.                                       7.
-------------------------- ------------- ------------------ --------------
3.                                       8.
-------------------------- ------------- ------------------ --------------
4.                                       9.
-------------------------- ------------- ------------------ --------------
5.                                       10.
-------------------------- ------------- ------------------ --------------

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
Marshfield Associates
FORM 13F
29-Mar-02

                                                                                             Voting Authority
                                                                                             --------------------------
                                                            Value     Shares/    Sh/ Put/  Invstmt   Other
Name of Issuer                    Title of class CUSIP      (x$1000)  Prn Amt    Prn Call  Dscretn   Managers  Sole  Shared  None
------------------------------    -------------- --------   -------- --------    --- ----  --------  --------  ----  ------  -----
Credittrust Corp                  COM            225429992         0  20000      SH          Sole              20000
Enron Corporation                 COM            293561106         3  17626      SH          Sole              17626
Palm Inc                          COM                             43  10868      SH          Sole              10868
Oracle Corp                       COM            68389X105       185  14478      SH          Sole              14478
Berkshire Hathaway Class A        COM            084670108     23036    324      SH          Sole                324
Nestle SA Cham et Vevey (Regis    COM                            511   2300      SH          Sole               2300
Intl Business Machines Corpora    COM            459200101       249   2393      SH          Sole               2393
Student Loan Corp                 COM            863902102       224   2450      SH          Sole               2450
Amgen Inc.                        COM            031162100       239   4000      SH          Sole               4000
Capital One Financial             COM            14040H105       269   4215      SH          Sole               4215
Harley-Davidson                   COM            412822108       234   4240      SH          Sole               4240
First Data Corp                   COM            319963104       379   4344      SH          Sole               4344
Abbott Laboratories               COM            002824100       261   4955      SH          Sole               4955
Washington Post Co Cl B           COM            939640108      3198   5268      SH          Sole               5268
Nike Inc Cl B                     COM            654106103       323   5380      SH          Sole               5380
SBC Communications Inc            COM            78387G103       219   5857      SH          Sole               5857
Emerson Electric Co.              COM            291011104       383   6665      SH          Sole               6665
Wyeth                             COM            983024100       496   7555      SH          Sole               7555
Estee Lauder                      COM            518439104       277   8120      SH          Sole               8120
Colgate-Palmolive Company         COM            194162103       486   8498      SH          Sole               8498